Cover	Jun. 27, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2024
Entity File Number	001-37997
Entity Registrant Name	SACHEM CAPITAL CORP.
Entity Central Index Key	0001682220
Entity Tax Identification Number	81-3467779
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	568 East Main Street
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	203
Local Phone Number	433-4736
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value $.001 per share
Trading Symbol	SACH
Security Exchange Name	NYSEAMER
Notes 7. 125 Percent Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2024
Trading Symbol	SCCB
Security Exchange Name	NYSEAMER
Notes 6. 875 Percent Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.875% Notes due 2024
Trading Symbol	SACC
Security Exchange Name	NYSEAMER
Notes 7. 75percent Due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% notes due 2025
Trading Symbol	SCCC
Security Exchange Name	NYSEAMER
Notes 6. 00percent Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.00% notes due 2026
Trading Symbol	SCCD
Security Exchange Name	NYSEAMER
Notes 6. 00percent Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.00% notes due 2027
Trading Symbol	SCCE
Security Exchange Name	NYSEAMER
Notes 7. 125 Percent Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.125% notes due 2027
Trading Symbol	SCCF
Security Exchange Name	NYSEAMER
Notes 8. 00percent Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	8.00% notes due 2027
Trading Symbol	SCCG
Security Exchange Name	NYSEAMER
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.75% Series A Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per share
Trading Symbol	SACHPRA
Security Exchange Name	NYSEAMER